Share Based Payments - Schedule of Stock Options Outstanding and Exercisable by Range of Exercise Price (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares	Dec. 31, 2016 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (options) | shares	2,246,947	1,249,361	647,156	912,995
Weighted Average Remaining Contractual Life (years)	4 years 5 months 12 days
Weighted Average Exercise Price (cad per share)	$ 5.31	$ 8.73	$ 13.20	$ 17.42
Number Exercisable (options) | shares	1,327,845	777,245	573,984
Weighted Average Exercise Price (cad per share)	$ 7.22	$ 11.04	$ 14.36
$0.54 - $1.42
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (options) | shares	100,000
Weighted Average Remaining Contractual Life (years)	4 years 9 months 22 days
Weighted Average Exercise Price (cad per share)	$ 0.96
Number Exercisable (options) | shares	66,667
Weighted Average Exercise Price (cad per share)	$ 0.75
$0.54 - $1.42 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (cad per share)	0.54
$0.54 - $1.42 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (cad per share)	$ 1.42
$1.43 - $1.79
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (options) | shares	900,000
Weighted Average Remaining Contractual Life (years)	4 years 11 months 12 days
Weighted Average Exercise Price (cad per share)	$ 1.45
Number Exercisable (options) | shares	300,009
Weighted Average Exercise Price (cad per share)	$ 1.45
$1.43 - $1.79 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (cad per share)	1.43
$1.43 - $1.79 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (cad per share)	$ 1.79
$1.80 - $3.39
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (options) | shares	376,411
Weighted Average Remaining Contractual Life (years)	5 years 1 month 10 days
Weighted Average Exercise Price (cad per share)	$ 2.73
Number Exercisable (options) | shares	284,412
Weighted Average Exercise Price (cad per share)	$ 2.72
$1.80 - $3.39 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (cad per share)	1.80
$1.80 - $3.39 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (cad per share)	$ 3.39
$3.40 - $7.13
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (options) | shares	395,111
Weighted Average Remaining Contractual Life (years)	4 years 10 months 17 days
Weighted Average Exercise Price (cad per share)	$ 3.88
Number Exercisable (options) | shares	322,880
Weighted Average Exercise Price (cad per share)	$ 3.95
$3.40 - $7.13 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (cad per share)	3.40
$3.40 - $7.13 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (cad per share)	$ 7.13
$7.14 - $63.84
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (options) | shares	475,425
Weighted Average Remaining Contractual Life (years)	2 years 6 months 11 days
Weighted Average Exercise Price (cad per share)	$ 16.74
Number Exercisable (options) | shares	353,877
Weighted Average Exercise Price (cad per share)	$ 19.95
$7.14 - $63.84 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (cad per share)	7.14
$7.14 - $63.84 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (cad per share)	$ 63.84